Trade Accounts Payable and Supply Chain Finance	9 Months Ended
Sep. 30, 2025
Trade Accounts Payable and Supply Chain Finance [Abstract]
Trade accounts payable and Supply chain finance

15 Trade accounts payable and Supply chain finance

	September 30, 2025	December 31, 2024
Domestic:
Commodities	1,829,733	1,961,391
Materials and services	3,169,716	3,138,734
Finished products	99,853	81,608
Present value adjustment	(8,537)	(9,685)
	5,090,765	5,172,048

Foreign:
Commodities	17,063	20,357
Materials and services	338,758	271,481
Finished products	782	1,627
	356,603	293,465

Total trade accounts payable	5,447,368	5,465,513

Supply chain finance (1)
Domestic	1,136,944	718,884
Foreign	4,238	9,826
Total supply chain finance	1,141,182	728,710
Total	6,588,550	6,194,223

(1)	JBS S.A. initiates transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. Apart from an insignificant extension of payment terms, there was no operational or commercial change in the process, and the aforementioned discounted risk transaction does not lead to a change in the prices practiced by suppliers, maintaining the same price composition that was in place prior to the discounted risk operation by these same suppliers. Additionally, this operation did not incur any other burdens for the Group and all financial costs of the operation are the responsibility of the suppliers.

Commitment to Purchase for Future Delivery

The indirect subsidiary JBS S.A. has commitments to purchase cattle for future delivery signed with certain suppliers, in which the Group guarantees the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. Based on these future delivery contracts, JBJ Agropecuária Ltda. has already advanced this operation with the banks under the supply chain finance method. As of September 30, 2025, the amount of this transaction was US$155,840 (US$58,944 at December 31, 2024), this operation is recognized as supply chain finance.